Defined Contribution Plan	12 Months Ended
Dec. 31, 2020
Defined Contribution Plan
Defined Contribution Plan

17)    Defined Contribution Plan

The Company has a qualified defined contribution plan under Section 401(k) of the Internal Revenue Code covering eligible employees. Eligible employees can contribute to the defined contribution plan, subject to certain limitations, on a pre-tax basis. The Company matches up to 100% of the first 6% of each employee’s contribution and is recognized as expense in general and administrative expenses on the consolidated statement of operations. Employer contributions were $116,364 and $218,361 for the year ended December 31, 2020 and 2019, respectively.